Income Taxes - Summary of Income Tax Rate (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Line Items]
Provisional net increase (decrease) recognized in income tax expense	$ 11	$ (23)